SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2022
Trademarks | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	1 year 9 months
Trademarks | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	5 years
Software (developed and acquired)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	3 years
Customer relationships | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	3 years
Customer relationships | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	5 years 9 months
Technology | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	3 years
Technology | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	5 years 3 months